LOANS TO JOINT VENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Loans to joint ventures	$ 0	$ 10
Joint ventures [member]
Current assets:
Loans to joint ventures	$ 0	$ 10